UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Elizabeth A. Watson, General Counsel

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant's telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2005 - JUNE 30, 2006

Vote Summary Report
Jul 01, 2005 - Sep 30, 2005

Quant Small Cap Fund - 092gn

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/19/05 - S	Ask Jeeves, Inc.		045174109		06/10/05		10,920
	1	Approve Merger Agreement	For	For			Mgmt

Based on our review of the terms of the transaction and the factors described above, in particular the sensible strategic rationale and lack of a bid from three alternate parties, we believe that the merger agreement warrants shareholder support.

	2	Adjourn Meeting	For	For			Mgmt

Where PVS is supportive of the underlying merger proposal, we are supportive of a narrowly-tailored adjournment proposal that seeks adjournment solely to solicit additional proxies to approve the underlying transaction.

07/19/05 - A	Turbochef Technologies Inc. *OVEN*		900006206		06/02/05		30,052
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Richard E. Perlman --- Withhold
We will vote FOR the director nominees with the exception of insider Richard E. Perlman, from whom we will WITHHOLD votes for serving as a non-independent board chairman.
	1.2	Elect Director James K. Price --- For
	1.3	Elect Director James W. Deyoung --- For
	1.4	Elect Director Sir Anthony Jolliffe --- For
	1.5	Elect Director J. Thomas Presby --- For
	1.6	Elect Director William A. Shutzer --- For
	1.7	Elect Director Raymond H. Welsh --- For
	2	Amend Omnibus Stock Plan	For	Against			Mgmt

We do not support this plan. Firstly, this plan has a share exercise price that is less than full market value. We oppose plans that reflect an exercise price less than full fair market value as it offers poor incentive for management and employees to build shareholder value. Secondly, the company's potential Voting Power Dilution (VPD) for all incentive plans is 20.53% which exceeds our guidelines. Proposals that add to a companys VPD can potentially dilute the voting interests of common shareholders. Finally, the company does not fully expense its stock options. Given their current accounting treatment of not being charged as an expense against earnings, stock options have been the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives perverse incentives to inflate their company's earnings or make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan. Numerous companies have chosen to acknowledge the distortion to reported earnings caused by the non-expensing of options and have elected to expense options going forward. We believe Turbochef Technologies Inc. should follow suit, to better reflect the company's true earnings and provide additional discipline against overuse.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

07/27/05 - S	Pinnacle Systems, Inc.		723481107		06/07/05	144,475
	1	Approve Merger Agreement	For	For		Mgmt

Based on our review of the terms of the transaction and the factors described above, in particular the market premium and extensive negotiations with potential alternate bidders, we will support the merger agreement.

	2	Adjourn Meeting	For	For		Mgmt

Where PVS is supportive of the underlying merger proposal, we are supportive of a narrowly-tailored adjournment proposal that seeks adjournment solely to solicit additional proxies to approve the underlying transaction.

09/28/05 - A	Nice-Systems Ltd.		653656108		08/22/05	10,635
Meeting for Holders of ADRs
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Ron Gutler --- For
This is a routine Israeli election of directors that merits shareholder support.
	1.2	Elect Director Joseph Atsmon --- For
	1.3	Elect Director Rimon Ben-Shaoul --- For
	1.4	Elect Director Yoseph Dauber --- For
	1.5	Elect Director John Hughes --- For
	1.6	Elect Director David Kostman --- For
	1.7	Elect Director Haim Shani --- For
	2	Ratify Auditors	For	For		Mgmt

3	AN AMENDMENT TO THE MEMORANDUM AND ARTICLES INCREASING THE COMPANY S SHARE CAPITAL FROM 50,000,000 TO 75,000,000 SHARES.	For	Against	Mgmt

As the proposed authorization would leave the company with less than 30 percent of authorized capital outstanding, and the additional shares are not intended for a specific purpose, this proposal does not merit shareholder support.

4	AN AMENDMENT TO THE ARTICLES AUTHORIZING TO ELECT DIRECTORS LATER THAN THE DATE OF THE RESOLUTION ELECTING SUCH DIRECTOR.	For	For	Mgmt
As the proposed amendment is not likely to have a negative effect on share value, shareholder approval is warranted.
5	AMENDMENTS TO THE ARTICLES IN ORDER TO INCORPORATE CERTAIN PROVISIONS OF RECENT AMENDMENTS TO THE ISRAELI COMPANIES LAW.	For	For	Mgmt

Since the proposed amendment to the articles and existing indemnification agreements would offer a small improvement in the company's liability and indemnification policies, shareholder support is warranted.

6	TO APPROVE AMENDMENTS TO THE INDEMNIFICATION LETTERS IN FAVOR OF THE COMPANY S DIRECTORS.	For	For	Mgmt
7	TO APPROVE THE REALLOCATION OF THE POOL OF SHARES RESERVED FOR ISSUANCE UNDER THE COMPANY S EMPLOYEE STOCK PURCHASE PLAN.	For	Against	Mgmt
Given the excessive dilution associated with the company's equity compensation plans, this item does not merit support.
8	TO APPROVE THE COMPANY S RESTRICTED SHARE INCENTIVE PLAN.	For	Against	Mgmt

Given the excessive dilution associated with the company's equity compensation plans, and the excessive discretion enjoyed by the board in the administration of the proposed plan, this item does not merit support.

9	TO APPROVE THE REALLOCATION OF THE POOL OF SHARES RESERVED FOR ISSUANCE UNDER THE COMPANY S EMPLOYEE STOCK OPTION PLAN.	For	Against	Mgmt
10	TO APPROVE A CASH BONUS, AS WELL AS AN OPTION GRANT AND A RESTRICTED SHARE GRANT TO MR. HAIM SHANI, THE CEO AND DIRECTOR.	For	Against	Mgmt

Given the excessive dilution associated with the company's equity compensation plans, this item does not merit support.
11	AN AMENDMENT TO THE EMPLOYMENT AGREEMENT OF HAIM SHANI, THE CEO AND A DIRECTOR OF THE COMPANY, EFFECTIVE JULY 1, 2005.	For	For	Mgmt
This is a routine Israeli executive compensation proposal that merits shareholder support.
12	TO APPROVE CHANGES IN THE FEES OF THE DIRECTORS (EXCLUDING EXTERNAL DIRECTORS ).	For	For	Mgmt
This is a routine Israeli director compensation proposal that merits shareholder support.
13	TO APPROVE THE GRANT OF OPTIONS TO PURCHASE ORDINARY SHARES OF THE COMPANY TO CERTAIN NON-EXECUTIVE DIRECTORS.	For	Against	Mgmt
Given the excessive dilution generated by the company's equity compensation plans, this item does not merit support.

Vote Summary Report
Oct 01, 2005 - Dec 31, 2005

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

11/01/05 - A	Jack Henry & Associates, Inc. *JKHY*		426281101		09/23/05		16,250
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director J. Henry --- Withhold

The composition of the board does not meet our standard for board independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR director nominee Wesley A. Brown, and WITHHOLD votes from insiders Michael E. Henry, Jerry D. Hall, John W. Henry and affiliated outsider James J. Ellis for lack of a two-thirds majority independent board. We will also WITHHOLD votes from James J. Ellis for standing as an affiliated outsider on key board committees, from Michael E. Henry for serving as a non-independent board chairman, and from the entire Audit Committee for neglecting to include auditor ratification on the proxy ballot.

	1.2	Elect Director J. Hall --- Withhold
	1.3	Elect Director M. Henry --- Withhold
	1.4	Elect Director J. Ellis --- Withhold
	1.5	Elect Director C. Curry --- Withhold
	1.6	Elect Director J. Maliekel --- Withhold
	1.7	Elect Director W. Brown --- For
	2	Approve Restricted Stock Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for this incentive plan is 14.51%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	3	Approve Non-Employee Director Stock Option Plan	For	Against			Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for this incentive plan is 12.64%, which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

11/07/05 - A	Intrawest Corp. *ITW.*		460915200		09/22/05		39,420
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Joe S. Houssian --- Withhold
We will vote FOR the director nominees with the exception of insider Joe S. Houssian, from whom we will WITHHOLD votes for serving as chairman and CEO.

	1.2	Elect Director David A. King --- For
	1.3	Elect Director Gordon H. Macdougall --- For
	1.4	Elect Director Paul M. Manheim --- For
	1.5	Elect Director Marti Morfitt --- For
	1.6	Elect Director Paul A. Novelly --- For
	1.7	Elect Director Bernard A. Roy --- For
	1.8	Elect Director Khaled C. Sifri --- For
	1.9	Elect Director Nicholas C.H. Villiers --- For
	1.10	Elect Director Alex Wasilov --- For
	2	Ratify KPMG LLP as Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	3	Authorize Board to Fix Remuneration of the Auditors	For	For		Mgmt
We see no reason to oppose this item.

11/30/05 - A	The Dress Barn, Inc. *DBRN*		261570105		10/17/05	31,315
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Kate Buggeln --- Withhold

The composition of the board does not meet our standard for board and committee independence. A two-thirds majority of independent directors on a board is a direct way to assure that shareholder interests will be properly represented on a board. We will vote FOR Randy L. Pearce, but WITHHOLD votes from insider David R. Jaffe and affiliated outsider Klaus Eppler from for lack of a two-thirds majority independent board. We will also WITHHOLD votes from audit committee member Kate Buggeln for neglecting to include auditor ratification on the proxy ballot. Note that we will not be withholding votes from audit committee member Randy L. Pearce as he is a new director nominee.

	1.2	Elect Director Klaus Eppler --- Withhold
	1.3	Elect Director David R. Jaffe --- Withhold
	1.4	Elect Director Randy L. Pearce --- For
	2	Increase Authorized Common Stock	For	For		Mgmt
This additional increase meets our guidelines.
	3	Amend Omnibus Stock Plan	For	Against		Mgmt

We do not support this plan. The company's potential Voting Power Dilution (VPD) for all incentive plans is 16.94% which exceeds our guidelines. Proposals that add to a company's VPD can potentially dilute the voting interests of common shareholders.

	4	Approve Executive Incentive Bonus Plan	For	For		Mgmt
We support this plan.
	5	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt

PVS approves of this plan because it complies with Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

12/08/05 - A	United Natural Foods, Inc. *UNFI*		911163103		10/10/05	53,450
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Michael S. Funk --- For
The director nominees meet our guidelines.
	1.2	Elect Director James P. Heffernan --- For
	2	Increase Authorized Common Stock	For	Against		Mgmt

We do not support this plan. The number of additional authorized common shares sought in this proposal exceeds our guidelines. As a policy, PVS will not support increases in authorized common shares of this magnitude, unless the company has offered a specific and reasonable purpose for the additional shares. In this case, the company has not offered a specific reason for the share increase. Large increases in authorized common stock may be used for anti-takeover devices or to fund undesirable increases in executive stock options without shareholder approval.

	3	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

12/14/05 - S	Capital Automotive Reit		139733109		11/04/05	24,755
	1	Approve Merger Agreement	For	For		Mgmt

Based on our review of the terms of the transaction and the factors described above, in particular the all-cash consideration and the fairness opinion rendered by Wachovia Securities, we will support the merger agreement.

12/14/05 - A	Vail Resorts, Inc. *MTN*		91879Q109		11/04/05	68,505
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Adam M. Aron --- Withhold

We will vote FOR the director nominees with the exception of John F. Sorte, from whom we will WITHHOLD votes for standing as an affiliated outsider on the Compensation Committee. We will also WITHHOLD votes from Adam M. Aron for serving as both chairman and CEO, and from John J. Hannan for poor board and committee meeting attendance.

	1.2	Elect Director John J. Hannan --- Withhold
	1.3	Elect Director Roland A. Hernandez --- For
	1.4	Elect Director Robert A. Katz --- For
	1.5	Elect Director Joe R. Micheletto --- For
	1.6	Elect Director John F. Sorte --- Withhold
	1.7	Elect Director William P. Stiritz --- For
	2	Ratify Auditors	For	For		Mgmt

The ratification of auditors is no longer a routine item. Accounting scandals at companies underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. The outside auditing process is the backbone upon which the financial health of a company is measured. To maintain the integrity of the auditing process, the independence of an outside auditor is absolutely essential for rendering objective opinions upon which investors then rely.       We support this item. The non-audit consulting fees are less than 25 percent of total fees paid. As such, we will vote for the company's auditor.

	3	Other Business	For	Against		Mgmt
As we cannot know the content of these issues, we do not support this request.

Vote Summary Report
Jan 01, 2006 - Mar 31, 2006

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

01/13/06 - A	Actuant Corp *ATU*		00508X203		11/18/05		16,310
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Robert C. Arzbaecher --- Withhold
	1.2	Elect Director Gustav H.P. Boel --- For
	1.3	Elect Director Thomas J. Fischer --- Withhold
	1.4	Elect Director William K. Hall --- For
	1.5	Elect Director Kathleen J. Hempel --- Withhold
	1.6	Elect Director Robert A. Peterson --- Withhold
	1.7	Elect Director William P. Sovey --- For
	1.8	Elect Director Larry D. Yost --- For
	2	Amend Non-Employee Director Omnibus Stock Plan	For	For			Mgmt
	3	Amend Omnibus Stock Plan	For	Against			Mgmt

01/26/06 - A	ATI Technologies Inc. *ATY.*		001941103		12/07/05		58,100
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director John E. Caldwell --- For
	1.2	Elect Director Ronald Chwang --- Withhold
	1.3	Elect Director James D. Fleck --- For
	1.4	Elect Director Alan D. Horn --- For
	1.5	Elect Director David E. Orton --- For
	1.6	Elect Director Paul Russo --- For
	1.7	Elect Director Robert A. Young --- For
	2	Approve KPMG LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt

01/31/06 - A	Sonic Corp. *SONC*		835451105		11/30/05		52,408
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Michael J. Maples --- For
	1.2	Elect Director Frank E. Richardson --- Withhold
	1.3	Elect Director Kathryn L. Taylor --- For
	2	Increase Authorized Common Stock	For	For			Mgmt
	3	Approve Omnibus Stock Plan	For	Against			Mgmt
	4	Ratify Auditors	For	Against			Mgmt
	5	Other Business	For	Against			Mgmt

02/01/06 - A	Florida Rock Industries, Inc. *FRK*		341140101		12/13/05		46,098
	1	Elect Directors	For	Split			Mgmt

	1.1	Elect Director John A. Delaney --- For
	1.2	Elect Director William P. Foley, II --- For
	1.3	Elect Director Robert P. Crozer --- For
	1.4	Elect Director Edward L. Baker --- Withhold
	1.5	Elect Director J. Dix Druce, Jr. --- Withhold
	1.6	Elect Director John D. Milton, Jr. --- Withhold
	1.7	Elect Director William H. Walton, III --- For
	2	Approve Executive Incentive Bonus Plan	For	Against		Mgmt
	3	Increase Authorized Common Stock	For	For		Mgmt

03/07/06 - A	Photon Dynamics, Inc. *PHTN*	719364101			01/26/06	48,880
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Malcolm J. Thompson --- Withhold
	1.2	Elect Director Terry H. Carlitz --- For
	1.3	Elect Director Curtis S. Wozniak --- For
	1.4	Elect Director Nicholas E. Brathwaite --- For
	1.5	Elect Director Michael J. Kim --- Withhold
	1.6	Elect Director Jeffrey A. Hawthorne --- Withhold
	2	Ratify Auditors	For	Against		Mgmt

Vote Summary Report
Apr 01, 2006 - Jun 30, 2006

Quant Small Cap Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

04/11/06 - A	Imax Corporation *IMX.*		45245E109		02/21/06		113,895
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Neil S. Braun to a Three-Year Term --- For
	1.2	Elect Director Kenneth G. Copland to a Three-Year Term --- For
	1.3	Elect Director Garth M. Girvan to a Three-Year Term --- Withhold
	2	Approve PriceWaterhouseCoopers LLP Auditors and Authorize Board to Fix Remuneration of Auditors	For	For			Mgmt

04/17/06 - A	Brocade Communications Systems *BRCD*		111621108		02/23/06		67,429
	1	Elect Directors	For	For			Mgmt
	2	Ratify Auditors	For	Against			Mgmt
	3	Amend Articles/Bylaws/Charter to Remove Antitakeover Provisions	Against	For			ShrHoldr

04/18/06 - A	Carbo Ceramics Inc. *CRR*		140781105		02/17/06		26,051
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director Claude E. Cooke, Jr. --- For
	1.2	Elect Director Chad C. Deaton --- For
	1.3	Elect Director H.E. Lentz, Jr. --- For
	1.4	Elect Director William C. Morris --- Withhold
	1.5	Elect Director John J. Murphy --- For
	1.6	Elect Director Jesse P. Orsini --- For
	1.7	Elect Director Robert S. Rubin --- For
	2	Amend Restricted Stock Plan	For	For			Mgmt
	3	Ratify Auditors	For	Against			Mgmt

04/18/06 - A	Leesport Financial Corp. *FLPB*		524477106		03/03/06		139
	1	Elect Directors	For	Split			Mgmt
	1.1	Elect Director James H. Burton --- Withhold
	1.2	Elect Director Philip E. Hughes Jr. --- For
	1.3	Elect Director Andrew J. Kuzneski Jr. --- Withhold
	1.4	Elect Director Frank C. Milewski --- Withhold
	1.5	Elect Director Harry J. O'Neill III --- Withhold
	2	Ratify Auditors	For	Against			Mgmt

04/21/06 - A	CRA International Inc *CRAI*	12618T105			03/13/06	21,315
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Basil L. Anderson --- Withhold
	1.2	Elect Director Ronald T. Maheu --- Withhold
	1.3	Elect Director Nancy L. Rose --- For
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

04/25/06 - A	EDO Corp. *EDO*	281347104			03/03/06	31,730
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Robert E. Allen --- Withhold
	1.2	Elect Director Robert Alvine --- Withhold
	1.3	Elect Director Dennis C. Blair --- For
	1.4	Elect Director Robert M. Hanisee --- Withhold
	1.5	Elect Director Michael J. Hegarty --- Withhold
	1.6	Elect Director Leslie F. Kenne --- For
	1.7	Elect Director Paul J. Kern --- For
	1.8	Elect Director Ronald L. Leach --- Withhold
	1.9	Elect Director James Roth --- For
	1.10	Elect Director James M. Smith --- Withhold
	1.11	Elect Director Robert S. Tyrer --- Withhold
	1.12	Elect Director Robert Walmsley --- Withhold
	2	Approve Omnibus Stock Plan	For	Against		Mgmt

04/25/06 - A	OMNICELL INC *OMCL*	68213N109			03/10/06	102,063
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Randall A. Lipps --- Withhold
	1.2	Elect Director Brock D. Nelson --- For
	1.3	Elect Director Joseph E. Whitters --- For
	2	Ratify Auditors	For	Against		Mgmt

04/25/06 - A/S	Sierra Wireless Inc. *SW.*	826516106			03/17/06	89,354
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Jason Cohenour as Director --- For
	1.2	Elect Gregory Aasen as Director --- For
	1.3	Elect Paul Cataford as Director --- For
	1.4	Elect Peter Ciceri as Director --- For
	1.5	Elect Charles Levine as Director --- For
	1.6	Elect Jane Rowe as Director --- For
	1.7	Elect David Sutcliffe as Director --- Withhold

	1.8	Elect Kent Thexton as Director --- For
	2	Approve KPMG as Auditors and Authorize Board to Fix Remuneration of Auditors	For	For		Mgmt
	3	Adopt Shareholder Rights Plan (Poison Pill)	For	For		Mgmt

04/26/06 - A	Cash America International, Inc. *CSH*	14754D100			03/01/06	21,275
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Daniel E. Berce --- Withhold
	1.2	Elect Director Jack R. Daugherty --- Withhold
	1.3	Elect Director A. R. Dike --- Withhold
	1.4	Elect Director Daniel R. Feehan --- Withhold
	1.5	Elect Director James H. Graves --- For
	1.6	Elect Director B.D. Hunter --- Withhold
	1.7	Elect Director Timothy J. McKibben --- For
	1.8	Elect Director Alfred M. Micallef --- For
	2	Ratify Auditors	For	For		Mgmt

04/26/06 - A	Selective Insurance Group, Inc. *SIGI*	816300107			03/10/06	33,005
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director A. David Brown --- For
	1.2	Elect Director William M. Kearns, Jr. --- Withhold
	1.3	Elect Director S. Griffin McClellan, III --- Withhold
	1.4	Elect Director J. Brian Thebault --- For
	1.5	Elect Director John C. Burville --- For
	1.6	Elect Director John F. Rockart --- For
	1.7	Elect Director W. Marston Becker --- For
	2	Approve Nonqualified Employee Stock Purchase Plan	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt

05/02/06 - A	Gardner Denver, Inc. *GDI*	365558105			03/03/06	30,215
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Ross J. Centanni --- Withhold
	1.2	Elect Director Richard L. Thompson --- For
	2	Approve Increase in Common Stock and a Stock Split	For	For		Mgmt

05/02/06 - A	Hornbeck Offshore Services, Inc. *HOS*	440543106			03/23/06	14,475
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Larry D. Hornbeck --- For

	1.2	Elect Director Steven W. Krablin --- For
	1.3	Elect Director David A. Trice --- Withhold
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Ratify Auditors	For	For		Mgmt

05/02/06 - A	Huron Consulting Group, Inc. *HURN*	447462102			03/13/06	36,107
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Dubose Ausley --- Withhold
	1.2	Elect Director John S. Moody --- For
	2	Amend Omnibus Stock Plan	For	Against		Mgmt

05/02/06 - A	Wild Oats Markets, Inc. *OATS*	96808B107			03/06/06	120,915
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Approve Omnibus Stock Plan	For	Against		Mgmt

05/04/06 - A	SBA Communications Corp. *SBAC*	78388J106			03/06/06	57,800
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Brian C. Carr --- Withhold
	1.2	Elect Director Philip L. Hawkins --- For
	1.3	Elect Director Steven E. Nielsen --- Withhold

05/08/06 - A	Sothebys Holding, Inc. *BID*	835898107			03/24/06	87,650
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Michael Blakenham --- Withhold
	1.2	Elect Director Steven B. Dodge --- For
	1.3	Elect Director The Duke of Devonshire --- Withhold
	1.4	Elect Director Allen Questrom --- For
	1.5	Elect Director William F. Ruprecht --- Withhold
	1.6	Elect Director Michael I. Sovern --- For
	1.7	Elect Director Donald M. Stewart --- For
	1.8	Elect Director Robert S. Taubman --- For
	1.9	Elect Director Robin G. Woodhead --- Withhold
	2	Change State of Incorporation	For	For		Mgmt
	3	Eliminate Right to Act by Written Consent	For	For		Mgmt
	4	Provide Right to Shareholders to Call a Special Meeting	For	For		Mgmt
	5	Approve Restricted Stock Plan	For	Against		Mgmt
	6	Ratify Auditors	For	Against		Mgmt

05/09/06 - A	Coeur D' Alene Mines Corp. *CDE*	192108108			03/21/06	414,865
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Cecil D. Andrus --- Withhold
	1.2	Elect Director James J. Curran --- Withhold
	1.3	Elect Director Andrew Lundquist --- Withhold
	1.4	Elect Director Robert E. Mellor --- For
	1.5	Elect Director John H. Robinson --- For
	1.6	Elect Director J. Kenneth Thompson --- For
	1.7	Elect Director Alex Vitale --- Withhold
	1.8	Elect Director Timothy R. Winterer --- For
	1.9	Elect Director Dennis E. Wheeler --- Withhold
	2	Ratify Auditors	For	For		Mgmt

05/09/06 - A	Guess?, Inc. *GES*	401617105			04/04/06	33,210
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Carlos Alberini --- Withhold
	1.2	Elect Director Alice Kane --- For
	2	Amend Non-Employee Director Omnibus Stock Plan	For	Against		Mgmt
	3	Ratify Auditors	For	Against		Mgmt

05/09/06 - A	Ormat Technologies, Inc. *ORA*	686688102			03/28/06	24,840
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Yehudit Bronicki --- Withhold
	1.2	Elect Director Jacob Worenklein --- For
	1.3	Elect Director Elon Kohlberg --- For
	2	Ratify Auditors	For	For		Mgmt

05/09/06 - A	Rare Hospitality International, Inc. *RARE*	753820109			03/24/06	78,547
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Carolyn H. Byrd --- For
	1.2	Elect Director Philip J. Hickey, Jr. --- Withhold
	1.3	Elect Director Dick R. Holbrook --- For
	2	Ratify Auditors	For	Against		Mgmt

05/10/06 - A	Entertainment Properties Trust *EPR*	29380T105			02/15/06	96,955
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/11/06 - A	American Campus Communities, Inc. *ACC*	024835100			03/24/06	57,747
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director William C. Bayless, Jr. --- Withhold
	1.2	Elect Director R.D. Burck --- For
	1.3	Elect Director G. Steven Dawson --- For
	1.4	Elect Director Cydney Donnell --- For
	1.5	Elect Director Michael J. Henneman --- Withhold
	1.6	Elect Director Edward Lowenthal --- For
	1.7	Elect Director Brian B. Nickel --- Withhold
	1.8	Elect Director Scott H. Rechler --- Withhold
	1.9	Elect Director Winston W. Walker --- For
	2	Ratify Auditors	For	For		Mgmt

05/11/06 - A	Strategic Hotels & Resorts Inc *BEE*	86272T106			03/31/06	72,496
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/16/06 - A	Asset Acceptance Capital Corp *AACC*	04543P100			03/31/06	32,850
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/16/06 - A	Entercom Communications Corp. *ETM*	293639100			03/24/06	75,143
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director David J. Berkman --- For
	1.2	Elect Director Daniel E. Gold --- For
	1.3	Elect Director Joseph M. Field --- Withhold
	1.4	Elect Director David J. Field --- Withhold
	1.5	Elect Director John C. Donlevie --- Withhold
	1.6	Elect Director Edward H. West --- For
	1.7	Elect Director Robert S. Wiesenthal --- For
	2	Approve Option Exchange Program	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt

05/16/06 - A	Felcor Lodging Trust Incorporated *FCH*	31430F101			03/21/06	68,410
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Richard S. Ellwood --- Withhold
	1.2	Elect Director Robert A. Mathewson --- For
	1.3	Elect Director Richard A. Smith --- Withhold

	2	Ratify Auditors	For	For		Mgmt

05/16/06 - A	Grey Wolf, Inc. *GW*	397888108			03/30/06	253,755
	1	Elect Directors	For	Withhold		Mgmt

05/16/06 - A	Sunrise Senior Living Inc. *SRZ*	86768K106			03/20/06	46,165
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Thomas J. Donohue --- Withhold
	1.2	Elect Director J. Douglas Holladay --- For
	1.3	Elect Director William G. Little --- For
	2	Increase Authorized Common Stock	For	Against		Mgmt

05/17/06 - A	Intermec Inc *IN*	458786100			03/20/06	43,190
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Gregory K. Hinckley --- For
	1.2	Elect Director Steven B. Sample --- Withhold
	1.3	Elect Director Oren G. Shaffer --- For
	1.4	Elect Director Larry D. Yost --- For
	2	Declassify the Board of Directors	For	For		Mgmt

05/18/06 - A	Euronet Worldwide Inc. *EEFT*	298736109			03/30/06	54,082
	1	Elect Directors	For	Withhold		Mgmt
	2	Increase Authorized Common Stock	For	For		Mgmt
	3	Approve Omnibus Stock Plan	For	Against		Mgmt
	4	Approve Executive Incentive Bonus Plan	For	Against		Mgmt
	5	Ratify Auditors	For	For		Mgmt

05/18/06 - A	Henry Schein, Inc. *HSIC*	806407102			04/07/06	42,450
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Stanley M. Bergman --- Withhold
	1.2	Elect Director Gerald A. Benjamin --- Withhold
	1.3	Elect Director James P. Breslawski --- Withhold
	1.4	Elect Director Mark E. Mlotek --- Withhold
	1.5	Elect Director Steven Paladino --- Withhold
	1.6	Elect Director Barry J. Alperin --- For
	1.7	Elect Director Paul Brons --- For
	1.8	Elect Director Dr. Margaret A. Hamburg --- For
	1.9	Elect Director Donald J. Kabat --- For
	1.10	Elect Director Philip A. Laskawy --- For

	1.11	Elect Director Norman S. Matthews --- For
	1.12	Elect Director Marvin H. Schein --- Withhold
	1.13	Elect Director Dr. Louis W. Sullivan --- For
	2	Ratify Auditors	For	Against		Mgmt

05/19/06 - A	Ventas, Inc. *VTR*	92276F100			03/20/06	144,110
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Debra A. Cafaro --- Withhold
	1.2	Elect Director Douglas Crocker, II --- For
	1.3	Elect Director Jay M. Gellert --- For
	1.4	Elect Director Ronald G. Geary --- For
	1.5	Elect Director Christopher T. Hannon --- For
	1.6	Elect Director Sheli Z. Rosenberg --- For
	1.7	Elect Director Thomas C. Theobald --- For
	2	Ratify Auditors	For	Against		Mgmt
	3	Approve Omnibus Stock Plan	For	For		Mgmt
	4	Approve Non-Employee Director Omnibus Stock Plan	For	For		Mgmt

05/19/06 - A	Viropharma Inc. *VPHM*	928241108			03/31/06	22,308
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Paul A. Brooke --- Withhold
	1.2	Elect Director Robert J. Glaser --- For
	1.3	Elect Director Michael R. Dougherty --- For
	2	Amend Omnibus Stock Plan	For	For		Mgmt
	3	Ratify Auditors	For	Against		Mgmt

05/23/06 - A	Sierra Health Services, Inc. *SIE*	826322109			03/27/06	106,550
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Albert L. Greene --- For
	1.2	Elect Director Erin E. MacDonald --- Withhold
	1.3	Elect Director Charles L. Ruthe --- Withhold
	2	Amend Non-Employee Director Omnibus Stock Plan	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt

05/23/06 - A	Urban Outfitters, Inc. *URBN*	917047102			03/29/06	30,015
	1	Elect Directors	For	Withhold		Mgmt

05/24/06 - A	Avid Technology, Inc. *AVID*	05367P100			03/28/06	8,323
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

	3	Other Business	For	Against		Mgmt

05/24/06 - A	DSP Group, Inc. *DSPG*	23332B106			03/28/06	79,910
	1	Elect Director Patrick Tanguy	For	For		Mgmt
	2	Amend Non-Employee Director Stock Option Plan	For	Against		Mgmt
	3	Amend Qualified Employee Stock Purchase Plan	For	For		Mgmt
	4	Ratify Auditors	For	For		Mgmt

05/24/06 - A	Heidrick & Struggles International, Inc. *HSII*	422819102			04/07/06	25,996
	1	Elect Directors	For	Withhold		Mgmt

05/25/06 - A	Brown Shoe Company, Inc. *BWS*	115736100			04/03/06	32,375
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Joseph L. Bower --- Withhold
	1.2	Elect Director Carla C. Hendra --- For
	1.3	Elect Director Michael F. Neidorff --- For
	2	Ratify Auditors	For	For		Mgmt
	3	Amend Omnibus Stock Plan	For	Against		Mgmt

05/25/06 - A	Crown Castle International Corp. *CCI*	228227104			03/31/06	183,327
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Ari Q. Fitzgerald --- Withhold
	1.2	Elect Director John P. Kelly --- Withhold
	1.3	Elect Director Robert E. Garrison, II --- For
	2	Ratify Auditors	For	Against		Mgmt

05/25/06 - A	Polycom, Inc. *PLCM*	73172K104			04/05/06	49,130
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director Robert C. Hagerty --- Withhold
	1.2	Elect Director Michael R. Kourey --- For
	1.3	Elect Director Betsy S. Atkins --- For
	1.4	Elect Director John Seely Brown --- For
	1.5	Elect Director David G. DeWalt --- For
	1.6	Elect Director Durk I. Jager --- For
	1.7	Elect Director John A. Kelley, Jr. --- For
	1.8	Elect Director Stanley J. Meresman --- Withhold
	1.9	Elect Director William A. Owens --- For
	1.10	Elect Director Kevin T. Parker --- For
	1.11	Elect Director Thomas G. Stemberg --- For
	2	Ratify Auditors	For	Against		Mgmt

05/25/06 - A	Stereotaxis Inc *STXS*	85916J102			03/28/06	31,995
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt

05/25/06 - A	Waste Connections, Inc. *WCN*	941053100			03/28/06	46,809
	1	Elect Directors	For	For		Mgmt
	2	Amend Omnibus Stock Plan	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt

06/01/06 - A	Universal Health Realty Income Trust *UHT*	91359E105			04/21/06	30,585
	1	Elect Directors	For	Withhold		Mgmt
	2	Separate Chairman and CEO Positions	Against	For		ShrHoldr

06/16/06 - A	Internet Capital Group, Inc. *ICGE*	46059C205			04/05/06	74,278
	1	Elect Directors	For	For		Mgmt
	2	Ratify Auditors	For	For		Mgmt
	3	Other Business	For	Against		Mgmt

06/20/06 - A	kforce, Inc. *KFRC*	493732101			04/20/06	223,290
	1	Elect Directors	For	Split		Mgmt
	1.1	Elect Director David L. Dunkel --- Withhold
	1.2	Elect Director W.R. Carey, Jr. --- Withhold
	1.3	Elect Director Mark F. Furlong --- For
	2	Approve Omnibus Stock Plan	For	Against		Mgmt
	3	Amend Qualified Employee Stock Purchase Plan	For	Against		Mgmt
	4	Ratify Auditors	For	For		Mgmt
	5	Other Business	For	Against		Mgmt

06/28/06 - A	Core Laboratories N V *CLB*	N22717107			03/10/06	115,200
Meeting for Holders of ADRs
	1	Elect Supervisory Board Member	For	For		Mgmt
	2	CONFIRMATION AND ADOPTION OF ANNUAL ACCOUNTS.	For	For		Mgmt
	3	APPROVAL OF CANCELLATION OF OUR REPURCHASED SHARES.	For	For		Mgmt
	4	APPROVAL OF EXTENSION OF AUTHORITY OF MANAGEMENT BOARD TO REPURCHASE UP TO 10% OF THE ISSUED SHARE CAPITAL OF THE COMPANY.	For	For		Mgmt

	5	APPROVAL OF EXTENSION OF AUTHORITY OF SUPERVISORY BOARD TO ISSUE SHARES AND/OR TO GRANT RIGHTS (INCLUDING OPTIONS TO PURCHASE) WITH RESPECT TO OUR COMMON AND/OR PREFERENCE SHARES UNTIL JUNE 28, 2011.	For	Against		Mgmt
	6	APPROVAL OF EXTENSION OF AUTHORITY OF SUPERVISORY BOARD TO LIMIT OR ELIMINATE PREEMPTIVE RIGHTS OF HOLDERS OF COMMON SHARES UNTIL JUNE 28, 2011.	For	Against		Mgmt
	7	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE CORE LABORATORIES N.V. 1995 NONEMPLOYEE DIRECTOR STOCK OPTION PLAN.	For	For		Mgmt
	8	APPROVAL OF THE MANDATORY AMENDMENTS OF THE ARTICLES OF ASSOCIATION, INCLUDING A CAPITAL INCREASE.	For	For		Mgmt
	9	APPROVAL OF THE AMENDMENT OF THE INDEMNIFICATION PROVISION OF THE ARTICLES OF ASSOCIATION.	For	For		Mgmt
	10	APPROVAL OF THE TWO-FOR-ONE STOCK SPLIT.	For	For		Mgmt
	11	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDED DECEMBER 31, 2006.	For	For		Mgmt

06/28/06 - A	Mobile Mini, Inc. *MINI*	60740F105			05/02/06	38,080
	1	Elect Directors	For	For		Mgmt
	2	Approve Omnibus Stock Plan	For	Against		Mgmt
	3	Ratify Auditors	For	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date: August 7, 2006